Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2020
Basis of preparation
Accounting policies followed in interim financial statements

The accounting policies applied by the Group in determining the IFRS basis results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2019, as disclosed in the 2019 Form 20‑F, aside from those discussed in note A2 below.

New accounting pronouncements in 2020

A2     New accounting pronouncements in 2020

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2020:

-Amendments to IAS 1 and IAS 8 ‘Definition of Material’;

-Amendment to IFRS 3 ‘Business Combinations’; and

-Amendments to IFRS 9, IAS 39 and IFRS 7 ‘Interest Rate Benchmark Reform’.

The adoption of these pronouncements have had no significant impact on the Group financial statements.